Note 4 - Leases	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
(4)	Leases

Lessee Accounting

The majority of leases in which the Company is the lessee are comprised of real estate property for branches and office space and are recorded as operating leases with terms extending beyond 2026. These leases are classified as operating leases at commencement. Right-of-use assets representing the right to use the underlying asset and lease liabilities representing the obligation to make future lease payments are recognized on the balance sheet. These assets and liabilities are estimated based on the present value of future lease payments discounted using the Company's incremental secured borrowing rates as of the commencement date of the lease. Certain lease agreements contain renewal options which are considered in the determination of the lease term if they are deemed reasonably certain to be exercised. The Company has elected not to recognize leases with an original term of less than 12 months on the balance sheet.

The following table represents lease assets and lease liabilities as of  December 31, 2021 and December 31, 2020 (in thousands).

Lease right-of-use assets	Classification	December 31, 2021	December 31, 2020
Operating lease right-of-use assets	Other Assets	$4,110	3,825

Lease liabilities	Classification	December 31, 2021	December 31, 2020
Operating lease liabilities	Other Liabilities	$4,247	3,947

The total lease cost related to operating leases and short term leases is recognized on a straight-line basis over the lease term. The components of the Bank's total least cost were as follows for the year ended  December 31, 2021 and 2020.

	In Thousands
	2021	2020
Operating lease cost	$550	535
Short-term lease cost	40	4
Net lease cost	$590	539

The weighted average remaining lease term and weighted average discount rate for operating leases at  December 31, 2021 and 2020 were as follows:

	2021	2020
Operating Leases
Weighted average remaining lease term (in years)	10.42	11.31
Weighted average discount rate	4.00%	4.00%

Cash flows related to operating leases during the year ended  December 31, 2021 and 2020 were as follows:

	In Thousands
	2021	2020
Operating cash flows related to operating leases	$535	426

Future undiscounted lease payments for operating leases with initial terms of more than 12 months at  December 31, 2021 and 2020 were as follows:

In Thousands
2021
2022	$544
2023	553
2024	566
2025	571
2026	576
Thereafter	2,392
Total undiscounted lease payments	5,202
Less: imputed interest	(955)
Net lease liabilities	$4,247